Derivatives (Tables)	12 Months Ended
Dec. 31, 2018
Financial Instruments [Abstract]
Disclosure of detailed information about hedging instruments

Notional contract amounts and fair values of derivatives by product contract type held by HSBC
	Notional contract amount		Fair value – Assets			Fair value – Liabilities
	Trading	Hedging	Trading	Hedging	Total	Trading	Hedging	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Foreign exchange	7,552,462	29,969	85,959	458	86,417	82,494	653	83,147
Interest rate	24,589,916	163,271	155,293	1,080	156,373	154,257	2,261	156,518
Equities	1,256,550	—	10,198	—	10,198	10,750	—	10,750
Credit	346,596	—	3,414	—	3,414	3,776	—	3,776
Commodity and other	74,159	—	1,134	—	1,134	1,355	—	1,355
Gross total fair values	33,819,683	193,240	255,998	1,538	257,536	252,632	2,914	255,546
Offset (Note 30)					(49,711)			(49,711)
At 31 Dec 2018	33,819,683	193,240	255,998	1,538	207,825	252,632	2,914	205,835

Foreign exchange	6,215,518	28,768	78,089	428	78,517	74,915	853	75,768
Interest rate	19,751,577	178,289	235,430	1,365	236,795	229,989	3,042	233,031
Equities	590,156	—	9,353	—	9,353	11,845	—	11,845
Credit	391,798	—	4,692	—	4,692	5,369	—	5,369
Commodity and other	59,716	—	886	—	886	1,233	—	1,233
Gross total fair values	27,008,765	207,057	328,450	1,793	330,243	323,351	3,895	327,246
Offset (Note 30)					(110,425)			(110,425)
At 31 Dec 2017	27,008,765	207,057	328,450	1,793	219,818	323,351	3,895	216,821

Notional contract amounts and fair values of derivatives by product contract type held by HSBC Holdings with subsidiaries
	Notional contract amount		Assets			Liabilities
	Trading	Hedging	Trading	Hedging	Total	Trading	Hedging	Total
	$m	$m	$m	$m	$m	$m	$m	$m
Foreign exchange	16,623	1,120	207	—	207	628	155	783
Interest rate	44,059	38,148	283	217	500	538	838	1,376
At 31 Dec 2018	60,682	39,268	490	217	707	1,166	993	2,159

Foreign exchange	20,484	1,120	588	—	588	1,330	110	1,440
Interest rate	41,061	25,294	1,364	436	1,800	678	964	1,642
At 31 Dec 2017	61,545	26,414	1,952	436	2,388	2,008	1,074	3,082

HSBC hedging instrument by hedged risk
	Hedging instrument
		Carrying amount
	Notional amount[1]	Assets	Liabilities	Balance sheet	Change in fair value[2]
Hedged risk	$m	$m	$m	presentation	$m
Interest rate[3]	123,551	915	2,123	Derivatives	283
At 31 Dec 2018	123,551	915	2,123		283

1
The notional contract amounts of derivatives designated in qualifying hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date; they do not represent amounts at risk.

2	Used in effectiveness testing; comprising the full fair value change of the hedging instrument not excluding any component.

3	The hedged risk ‘interest rate’ includes inflation risk.

HSBC hedged item by hedged risk
	Hedged item						Ineffectiveness
	Carrying amount		Accumulated fair value hedge adjustments included in carrying amount[2]			Change in fair value[1]	Recognised in profit and loss
	Assets	Liabilities	Assets	Liabilities	Balance sheet presentation			Profit and loss presentation
Hedged risk	$m	$m	$m	$m		$m	$m
Interest rate[3]	93,469		231		Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income	(425)	(37)	Net income from financial instruments held for trading or managed on a fair value basis
	1,455		(6)		Loans and advances to customers	(4)
		14,171		(155)	Debt securities in issue	124
		4,780		45	Deposits by banks	(15)
At 31 Dec 2018	94,924	18,951	225	(110)		(320)	(37)

HSBC Holdings hedging instrument by hedged risk
	Hedging instrument
		Carrying amount
	Notional amount[1,4]	Assets	Liabilities	Balance sheet presentation	Change in fair value[2]
Hedged risk	$m	$m	$m		$m
Interest rate[3]	39,538	217	993	Derivatives	(231)
At 31 Dec 2018	39,538	217	993		(231)

1
The notional contract amounts of derivatives designated in qualifying hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date; they do not represent amounts at risk.

2	Used in effectiveness testing; comprising the full fair value change of the hedging instrument not excluding any component.

3	The hedged risk ‘interest rate’ includes foreign exchange risk.

4
The notional amount of non-dynamic fair value hedges is equal to $39,538m, of which the weighted-average maturity date is December 2026 and the weighted-average swap rate is 1.34%. The majority of these hedges are internal to HSBC Group.

Hedging instrument by hedged risk
	Hedging instrument					Hedged item	Ineffectiveness
		Carrying amount			Change in fair value[2]	Change in fair value[3]	Recognised in profit and loss	Profit and loss presentation
	Notional amount[1]	Assets	Liabilities	Balance sheet presentation
Hedged risk	$m	$m	$m		$m	$m	$m
Foreign currency	24,954	295	653	Derivatives	(198)	(200)	2	Net income from financial instruments held for trading or managed on a fair value basis
Interest rate	39,720	165	138	Derivatives	(77)	(67)	(10)
At 31 Dec 2018	64,674	460	791		(275)	(267)	(8)

1
The notional contract amounts of derivatives designated in qualifying hedge accounting relationships indicate the nominal value of transactions outstanding at the balance sheet date; they do not represent amounts at risk.

2	Used in effectiveness testing; comprising the full fair value change of the hedging instrument not excluding any component.

3	Used in effectiveness assessment; comprising amount attributable to the designated hedged risk that can be a risk component.

Disclosure of detailed information about financial instruments

Summary of financial instruments to which the impairment requirements in IFRS 9 are applied
(Audited)
		31 Dec 2018		At 1 Jan 2018
		Gross carrying/nominal amount	Allowance for ECL[5]	Gross carrying/nominal amount	Allowance for ECL[5]
	Footnotes	$m	$m	$m	$m
Loans and advances to customers at amortised cost		990,321	(8,625)	959,080	(9,343)
– personal		394,337	(2,947)	375,069	(3,047)
– corporate and commercial		534,577	(5,552)	520,137	(6,053)
– non-bank financial institutions		61,407	(126)	63,874	(243)
Loans and advances to banks at amortised cost		72,180	(13)	82,582	(23)
Other financial assets measured at amortised cost		582,917	(55)	557,864	(114)
– cash and balances at central banks		162,845	(2)	180,624	(3)
– items in the course of collection from other banks		5,787	—	6,628	—
– Hong Kong Government certificates of indebtedness		35,859	—	34,186	—
– reverse repurchase agreements – non-trading		242,804	—	201,553	—
– financial investments		62,684	(18)	59,539	(16)
– prepayments, accrued income and other assets	6	72,938	(35)	75,334	(95)
Total gross carrying amount on-balance sheet		1,645,418	(8,693)	1,599,526	(9,480)
Loans and other credit-related commitments		592,008	(325)	545,258	(376)
– personal		207,351	(13)	196,093	(14)
– corporate and commercial		271,022	(305)	262,391	(355)
– non-bank financial institutions	7	113,635	(7)	86,774	(7)
Financial guarantees	8	23,518	(93)	25,849	(97)
– personal		927	(1)	718	(4)
– corporate and commercial		17,355	(85)	19,965	(89)
– non-bank financial institutions		5,236	(7)	5,166	(4)
Total nominal amount off-balance sheet	9	615,526	(418)	571,107	(473)
		2,260,944	(9,111)	2,170,633	(9,953)

		Fair value	Memorandum allowance for ECL[10]	Fair value	Memorandum allowance for ECL[10]
		$m	$m	$m	$m
Debt instruments measured at fair value through other comprehensive income (‘FVOCI’)		343,110	(84)	322,163	(184)
For footnotes, see page 192.

Maximum exposure to credit risk
(Audited)
	2018
	Maximum exposure	Offset	Net
	$m	$m	$m
Loans and advances to customers held at amortised cost	981,696	(29,534)	952,162
– personal	391,390	(3,679)	387,711
– corporate and commercial	529,025	(23,421)	505,604
– non-bank financial institutions	61,281	(2,434)	58,847
Loans and advances to banks at amortised cost	72,167	—	72,167
Other financial assets held at amortised cost	585,600	(21,788)	563,812
– cash and balances at central banks	162,843	—	162,843
– items in the course of collection from other banks	5,787	—	5,787
– Hong Kong Government certificates of indebtedness	35,859	—	35,859
– reverse repurchase agreements – non-trading	242,804	(21,788)	221,016
– financial investments	62,666	—	62,666
– prepayments, accrued income and other assets	75,641	—	75,641
Derivatives	207,825	(194,306)	13,519
Total on-balance sheet exposure to credit risk	1,847,288	(245,628)	1,601,660
Total off-balance sheet	874,751	—	874,751
– financial and other guarantees	94,810	—	94,810
– loan and other credit-related commitments	779,941	—	779,941
At 31 Dec 2018	2,722,039	(245,628)	2,476,411

Maximum exposure to credit risk
(Audited)	2017
	Maximum exposure	Offset	Net
	$m	$m	$m
Derivatives	219,818	(204,829)	14,989
Loans and advances to customers held at amortised cost	962,964	(35,414)	927,550
– personal	374,762	(2,946)	371,816
– corporate and commercial	516,754	(29,459)	487,295
– non-bank financial institutions	71,448	(3,009)	68,439
Loans and advances to banks at amortised cost	90,393	(273)	90,120
Reverse repurchase agreements – non-trading	201,553	(3,724)	197,829
Total on–balance sheet exposure to credit risk	2,305,592	(244,240)	2,061,352
Total off–balance sheet	771,908	—	771,908
– financial guarantees and similar contracts[23]	41,422	—	41,422
– loan and other credit-related commitments[7]	730,486	—	730,486
At 31 Dec 2017	3,077,500	(244,240)	2,833,260
For footnotes, see page 192

Unamortised balance of derivatives valued using models with significant unobservable inputs
		2018	2017
	Footnotes	$m	$m
Unamortised balance at 1 Jan		106	99
Deferral on new transactions		161	191
Recognised in the income statement during the year:		(158)	(187)
– amortisation		(96)	(85)
– subsequent to unobservable inputs becoming observable		(2)	(2)
– maturity, termination or offsetting derivative		(60)	(100)
Exchange differences		(4)	10
Other		(19)	(7)
Unamortised balance at 31 Dec	1	86	106

1	This amount is yet to be recognised in the consolidated income statement.

Disclosure of detailed information about hedged items

HSBC Holdings hedged item by hedged risk
	Hedged item						Ineffectiveness
	Carrying amount		Accumulated fair value hedge adjustments included in carrying amount[2]			Change in fair value[1]	Recognised in profit and loss
	Assets	Liabilities	Assets	Liabilities	Balance sheet presentation			Profit and loss presentation
Hedged risk	$m	$m	$m	$m		$m	$m
Interest rate[3]	4,620		29		Loans and advances to banks	38	(2)	Net income from financial instruments held for trading or managed on a fair value basis
		33,874		(763)	Debt securities in issue	191
At 31 Dec 2018	4,620	33,874	29	(763)		229	(2)

1	Used in effectiveness assessment; comprising amount attributable to the designated hedged risk that can be a risk component.

2
The accumulated amount of fair value adjustments remaining in the statement of financial position for hedged items that have ceased to be adjusted for hedging gains and losses were liabilities of $80m for debt issued.

3	The hedged risk ‘interest rate’ includes foreign exchange risk.

HSBC hedged item by hedged risk
	Hedged item						Ineffectiveness
	Carrying amount		Accumulated fair value hedge adjustments included in carrying amount[2]			Change in fair value[1]	Recognised in profit and loss
	Assets	Liabilities	Assets	Liabilities	Balance sheet presentation			Profit and loss presentation
Hedged risk	$m	$m	$m	$m		$m	$m
Interest rate[3]	93,469		231		Financial assets designated and otherwise mandatorily measured at fair value through other comprehensive income	(425)	(37)	Net income from financial instruments held for trading or managed on a fair value basis
	1,455		(6)		Loans and advances to customers	(4)
		14,171		(155)	Debt securities in issue	124
		4,780		45	Deposits by banks	(15)
At 31 Dec 2018	94,924	18,951	225	(110)		(320)	(37)

1	Used in effectiveness assessment; comprising amount attributable to the designated hedged risk that can be a risk component.

2
The accumulated amount of fair value adjustments remaining in the statement of financial position for hedged items that have ceased to be adjusted for hedging gains and losses were assets of $93m for FVOCI and assets of $19m for debt issued.

3	The hedged risk ‘interest rate’ includes inflation risk.

HSBC Holdings hedging instrument by hedged risk
	Hedging instrument
		Carrying amount
	Notional amount[1,4]	Assets	Liabilities	Balance sheet presentation	Change in fair value[2]
Hedged risk	$m	$m	$m		$m
Interest rate[3]	39,538	217	993	Derivatives	(231)
At 31 Dec 2018	39,538	217	993		(231)

Disclosure of information about amounts that affected statement of comprehensive income as result of hedge accounting

Reconciliation of equity and analysis of other comprehensive income by risk type
	Interest rate	Foreign currency
	$m	$m
Cash flow hedging reserve at 1 Jan 2018	(40)	(187)
Fair value gains/(losses)	(67)	(200)
Fair value (gains)/losses reclassified from the cash flow hedge reserve to the income statement in respect of:
Hedged items that have affected profit or loss	90	227
Income taxes	(11)	(13)
Others	2	(9)
Cash flow hedging reserve at 31 Dec 2018	(26)	(182)